Property, plant and equipment (Details) - GBP (£)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		£ 4,115
Property, plant and equipment at end of period	£ 4,115	20,722
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		4,115
Property, plant and equipment at end of period	4,115	20,722
Cost | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		4,357
Additions	4,357	20,360
Property, plant and equipment at end of period	4,357	24,717
Amortisation | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(242)
Charge	(242)	(3,753)
Property, plant and equipment at end of period	£ (242)	£ (3,995)